Summary of Significant Accounting Policies - Effect of Adoption, Income Statements (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	$ (837,000)	$ (5,365,000)	$ (4,199,000)	$ (196,000)	$ 2,938,000	$ (1,566,000)	$ (1,696,000)	$ (420,000)	$ (388,000)	$ (2,840,000)	$ (3,023,000)	[1]	$ (5,344,000)	[1]	$ (6,891,000)
Total revenues	9,863,000	6,360,000	(2,014,000)	2,962,000	6,694,000	2,221,000	1,277,000	2,419,000	1,706,000	958,000	9,863,000	[1]	6,360,000	[1]	3,546,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,062,000	925,000	251,000	237,000	274,000	300,000	168,000	284,000	217,000	256,000	1,062,000	[1]	925,000	[1]	1,362,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000	(26,000)	(37,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(34,000)	[2]	41,000	[1]	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	[2]	(3,966,000)	[2]	0
Interest credited on other contract holder funds, net of deferrals and amortization	866,000	832,000	236,000	224,000	209,000	197,000	202,000	208,000	210,000	212,000	866,000	[1]	832,000	[1]	1,301,000
Amortization of deferred acquisition costs	1,226,000	1,307,000													533,000
Total benefits and expenses	2,129,000	2,015,000	(471,000)	437,000	2,555,000	(392,000)	1,439,000	2,574,000	2,981,000	(4,979,000)	2,129,000	[1]	2,015,000	[1]	6,037,000
Pretax adjusted operating earnings	7,734,000	4,345,000
Income tax expense (benefit)	1,505,000	666,000	(385,000)	657,000	845,000	388,000	(97,000)	(99,000)	(253,000)	1,115,000	1,505,000	[1]	666,000	[1]	(854,000)
Net income (loss)	6,229,000	3,679,000	(1,158,000)	1,868,000	3,294,000	2,225,000	(65,000)	(56,000)	(1,022,000)	4,822,000	6,229,000	[2]	3,679,000	[1]	(1,637,000)
Net income (loss) attributable to Jackson Financial Inc.	$ 6,186,000	$ 3,417,000	$ (1,150,000)	$ 1,879,000	$ 3,263,000	$ 2,194,000	$ (141,000)	$ (118,000)	$ (1,078,000)	$ 4,754,000	$ 6,186,000	[1]	$ 3,417,000	[1]	$ (1,634,000)
Earnings per share—common stock
Basic (in usd per share)	$ 72.34	$ 36.35	$ (13.74)	$ 22.08	$ 37.96	$ 25.41	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 72.34	[1]	$ 36.35	[1]	$ (24.14)
Diluted (in usd per share)	$ 69.75	$ 36.17	$ (13.74)	$ 21.38	$ 36.59	$ 24.39	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 69.75	[1]	$ 36.17	[1]	$ (24.14)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	$ 3,851,000	$ (2,478,000)											$ (2,478,000)
Total revenues	14,551,000	9,247,000											8,848,000		$ 3,206,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,290,000	970,000											913,000		1,284,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0											0
Net (gain) loss on market risk benefits	0	0											0
Interest credited on other contract holder funds, net of deferrals and amortization	862,000	834,000											868,000		1,210,000
Amortization of deferred acquisition costs	1,743,000	520,000
Total benefits and expenses	7,440,000	5,200,000											4,801,000		5,697,000
Pretax adjusted operating earnings	7,111,000	4,047,000
Income tax expense (benefit)	1,371,000	602,000											602,000
Net income (loss)	5,740,000	3,445,000											3,445,000		(1,637,000)
Net income (loss) attributable to Jackson Financial Inc.	$ 5,697,000	$ 3,183,000
Earnings per share—common stock
Basic (in usd per share)	$ 66.62	$ 33.86
Diluted (in usd per share)	$ 64.23	$ 33.69
Effect of Changes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net gains (losses) on derivatives and investments	$ (4,688,000)	$ (2,887,000)											(2,887,000)
Total revenues	(4,688,000)	(2,887,000)											(2,887,000)		0
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,228,000)	(45,000)											(45,000)		0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000											41,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)											(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization	4,000	(2,000)											(2,000)		0
Amortization of deferred acquisition costs	(517,000)	787,000
Total benefits and expenses	(5,311,000)	(3,185,000)											(3,185,000)		0
Pretax adjusted operating earnings	623,000	298,000
Income tax expense (benefit)	134,000	64,000											64,000
Net income (loss)	489,000	234,000											$ 234,000		$ 0
Net income (loss) attributable to Jackson Financial Inc.	$ 489,000	$ 234,000
Earnings per share—common stock
Basic (in usd per share)	$ 5.72	$ 2.49
Diluted (in usd per share)	$ 5.52	$ 2.48

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.